Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 25,967	£ 24,180
Financial assets at fair value through profit or loss:
- Derivative financial instruments	5,498	5,321
- Other financial assets at fair value through profit or loss	1,321	6,137
Financial assets at amortised cost:
- Loans and advances to customers	202,726	201,619
- Loans and advances to banks	2,966	3,515
- Reverse repurchase agreements - non trading	22,409	21,127
- Other financial assets at amortised cost	7,136	7,228
Financial assets at fair value through other comprehensive income	13,438	13,302
Interests in other entities	96	88
Intangible assets	1,798	1,814
Property, plant and equipment	2,073	1,835
Current tax assets	148	106
Retirement benefit assets	780	842
Other assets	3,916	2,267
Total assets	290,272	289,381
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	2,033	1,594
- Other financial liabilities at fair value through profit or loss	1,633	6,286
Financial liabilities at amortised cost:
- Deposits by customers	176,344	173,692
- Deposits by banks	16,503	17,824
- Repurchase agreements - non trading	14,771	10,910
- Debt securities in issue	53,967	55,906
- Subordinated liabilities	3,645	3,601
Other liabilities	3,937	2,507
Provisions	551	515
Deferred tax liabilities	250	211
Retirement benefit obligations	252	115
Total liabilities	273,886	273,161
Equity
Share capital	7,060	7,060
Other equity instruments	2,041	2,041
Retained earnings	6,360	6,439
Other reserves	531	280
Total shareholders' equity	15,992	15,820
Non-controlling interests	394	400
Total equity	16,386	16,220
Total liabilities and equity	£ 290,272	£ 289,381